MML SERIES INVESTMENT FUND
MML American Funds Core Allocation Fund
(the “Fund”)
Supplement dated May 28, 2019 to the
Prospectus dated May 1, 2019
This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
The following information replaces similar information for the Fund found in the section titled Additional Information Regarding Principal Risks (page 59 of the Prospectus):
Allocation Risk
The allocation of investments among the Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on a Fund’s net asset value when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. The limited universe of Underlying Funds and the requirement that a significant percentage of a Fund’s assets be invested in mutual funds advised by MML Advisers or Capital Research, as applicable, as noted in each fund of funds’ “Principal Investment Strategies” may adversely affect Fund performance.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L8086-19-01

MML SERIES INVESTMENT FUND
MML Conservative Allocation Fund
(the “Fund”)
Supplement dated May 28, 2019 to the
Prospectus dated May 1, 2019 and the
Summary Prospectus dated May 1, 2019
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (pages 3 to 5 of the Prospectus):
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“MML Underlying Funds”) using an asset allocation strategy. MML Underlying Funds will include a combination of series of the MML Series Investment Fund and MML Series Investment Fund II (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), and may also include other, non-affiliated mutual funds. The MML Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. The Fund has a conservative asset allocation strategy (relative to the other MML Allocation Funds), with approximately 35% to 45% of its assets invested in equity funds and approximately 55% to 65% invested in fixed income funds, including money market funds. MML Advisers, the Fund’s investment adviser, will generally attempt to select MML Underlying Funds that it expects will provide an aggregate exposure to “junk” or “high yield” bonds (securities rated below investment grade by Moody’s or Standard & Poor’s, or unrated securities determined to be of comparable quality by the applicable adviser or subadviser), including securities in default, of not more than 10% of the Fund’s assets (although the Fund’s exposure may from time to time exceed that percentage).
The Fund will normally invest most of its assets in MML Underlying Funds advised by MML Advisers; the Fund will normally invest no more than 10% of its assets in mutual funds not advised by MML Advisers (referred to here as “non-affiliated” funds). MML Advisers will select MML Underlying Funds from among mutual funds advised by it even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as MML Underlying Funds. These conflicts of interest may result in a portfolio of MML Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers did not consider such factors or was not subject to such conflicts of interest. There may be circumstances where MML Advisers’ possession of non-public information regarding an MML Underlying Fund will limit the ability of the Fund to buy or sell shares in that MML Underlying Fund when it might otherwise do so, which might adversely affect the investment performance of the Fund.
The table below shows the Fund’s expected approximate allocation, on or about May 28, 2019, among various asset classes and MML Underlying Funds. MML Advisers does not intend to trade actively among MML Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of MML Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different MML Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to MML Underlying Funds may be affected by a variety of factors (such as, for example, whether a MML Underlying Fund is accepting additional investments). Actual allocations to MML Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the MML Underlying Funds is included in Appendix E of the Statement of Additional Information (“SAI”).

Equity Funds	36.50%
– U.S. Large Cap Equity Funds
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	2.59%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	2.87%
MML Focused Equity Fund (Wellington Management Company LLP)	3.98%
MML Fundamental Growth Fund (Wellington Management Company LLP)	1.39%
MML Fundamental Value Fund (Boston Partners Global Investors, Inc.)	2.59%
MML Income & Growth Fund (Barrow, Hanley, Mewhinney & Strauss, LLC)	2.96%
MML Large Cap Growth Fund (Loomis, Sayles & Company, L.P.)	0.83%
MML Equity Index Fund (Northern Trust Investments, Inc.)	0.19%
Invesco Oppenheimer V.I. Main Street Fund® (Invesco Advisers, Inc.)	1.11%
– U.S. Mid Cap Equity Funds
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	2.53%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	2.26%
MML Small/Mid Cap Value Fund (AllianceBernstein L.P.)	0.75%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Invesco Advisers, Inc.)	0.48%
– U.S. Small Cap Equity Funds
MML Small Cap Growth Equity Fund (Wellington Management Company LLP)	0.50%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	0.96%
– Global Developed Funds
MML Global Fund (Massachusetts Financial Services Company)	4.67%
Invesco Oppenheimer V.I. Global Fund (Invesco Advisers, Inc.)	1.17%
– International Developed Funds
MML Foreign Fund (Templeton Investment Counsel, LLC)	2.05%
MML International Equity Fund (Harris Associates L.P.)	2.14%
Invesco Oppenheimer V.I. International Growth Fund (Invesco Advisers, Inc.)	0.37%

– Emerging Markets Funds
MML Strategic Emerging Markets Fund (Invesco Advisers, Inc.)	0.11%
Fixed Income Funds	63.50%
– Global Bond Funds
Invesco Oppenheimer V.I. Global Strategic Income Fund (Invesco Advisers, Inc.)	2.54%
– High Yield Bond Funds
MML High Yield Fund (Barings LLC)	2.22%
– Inflation Managed Funds
MML Inflation-Protected and Income Fund (Barings LLC)	4.45%
– U.S. Core/Core Plus Bond Funds
MML Managed Bond Fund (Barings LLC)	22.49%
MML Total Return Bond Fund (Metropolitan West Asset Management, LLC)	12.22%
MML Dynamic Bond Fund (DoubleLine Capital LP)	14.18%
– U.S. Short-Term Bond Funds
MML Short Duration Bond Fund (Barings LLC)	5.40%
Note: Above allocations may not sum up to 100% due to rounding.
Through its investments in MML Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. A MML Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return, or to attempt to protect against adverse changes in currency exchange rates. A MML Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. A MML Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by a MML Underlying Fund may create investment leverage. A MML Underlying Fund may enter into repurchase agreement transactions. A MML Underlying Fund may invest in mortgage-backed or other asset-backed securities. A MML Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the MML Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the MML Underlying Funds.

The following information replaces similar information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance (page 5 of the Prospectus):
Allocation Risk The allocation of investments among the MML Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Fund’s net asset value when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. The limited universe of MML Underlying Funds and the requirement that a significant percentage of Fund assets be invested in mutual funds advised by MML Advisers as noted in “Principal Investment Strategies” may adversely affect Fund performance.
The following information replaces similar information for the Fund found in the section titled Additional Information Regarding Principal Risks (page 59 of the Prospectus):
Allocation Risk
The allocation of investments among the Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on a Fund’s net asset value when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. The limited universe of Underlying Funds and the requirement that a significant percentage of a Fund’s assets be invested in mutual funds advised by MML Advisers or Capital Research, as applicable, as noted in each fund of funds’ “Principal Investment Strategies” may adversely affect Fund performance.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L8086-19-02
CA-19-01

MML SERIES INVESTMENT FUND
MML Balanced Allocation Fund
(the “Fund”)
Supplement dated May 28, 2019 to the
Prospectus dated May 1, 2019 and the
Summary Prospectus dated May 1, 2019
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (pages 11 to 13 of the Prospectus):
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“MML Underlying Funds”) using an asset allocation strategy. MML Underlying Funds will include a combination of series of the MML Series Investment Fund and MML Series Investment Fund II (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), and may also include other, non-affiliated mutual funds. The MML Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. The Fund has a balanced asset allocation strategy (relative to the other MML Allocation Funds), with approximately 45% to 55% of its assets invested in equity funds and approximately 45% to 55% invested in fixed income funds, including money market funds. MML Advisers, the Fund’s investment adviser, will generally attempt to select MML Underlying Funds that it expects will provide an aggregate exposure to “junk” or “high yield” bonds (securities rated below investment grade by Moody’s or Standard & Poor’s, or unrated securities determined to be of comparable quality by the applicable adviser or subadviser), including securities in default, of not more than 10% of the Fund’s assets (although the Fund’s exposure may from time to time exceed that percentage).
The Fund will normally invest most of its assets in MML Underlying Funds advised by MML Advisers; the Fund will normally invest no more than 10% of its assets in mutual funds not advised by MML Advisers (referred to here as “non-affiliated” funds). MML Advisers will select MML Underlying Funds from among mutual funds advised by it even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as MML Underlying Funds. These conflicts of interest may result in a portfolio of MML Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers did not consider such factors or was not subject to such conflicts of interest. There may be circumstances where MML Advisers’ possession of non-public information regarding an MML Underlying Fund will limit the ability of the Fund to buy or sell shares in that MML Underlying Fund when it might otherwise do so, which might adversely affect the investment performance of the Fund.
The table below shows the Fund’s expected approximate allocation, on or about May 28, 2019, among various asset classes and MML Underlying Funds. MML Advisers does not intend to trade actively among MML Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of MML Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different MML Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to MML Underlying Funds may be affected by a variety of factors (such as, for example, whether a MML Underlying Fund is accepting additional investments). Actual allocations to MML Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the MML Underlying Funds is included in Appendix E of the Statement of Additional Information (“SAI”).

Equity Funds	46.50%
– U.S. Large Cap Equity Funds
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	3.05%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	3.38%
MML Focused Equity Fund (Wellington Management Company LLP)	4.69%
MML Fundamental Growth Fund (Wellington Management Company LLP)	1.64%
MML Fundamental Value Fund (Boston Partners Global Investors, Inc.)	3.05%
MML Income & Growth Fund (Barrow, Hanley, Mewhinney & Strauss, LLC)	3.49%
MML Large Cap Growth Fund (Loomis, Sayles & Company, L.P.)	0.98%
MML Equity Index Fund (Northern Trust Investments, Inc.)	0.23%
Invesco Oppenheimer V.I. Main Street Fund® (Invesco Advisers, Inc.)	1.31%
– U.S. Mid Cap Equity Funds
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	3.22%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	2.88%
MML Small/Mid Cap Value Fund (AllianceBernstein L.P.)	0.96%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Invesco Advisers, Inc.)	0.61%
– U.S. Small Cap Equity Funds
MML Small Cap Growth Equity Fund (Wellington Management Company LLP)	0.63%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	1.23%
– Global Developed Funds
MML Global Fund (Massachusetts Financial Services Company)	6.70%
Invesco Oppenheimer V.I. Global Fund (Invesco Advisers, Inc.)	1.67%
– International Developed Funds
MML Foreign Fund (Templeton Investment Counsel, LLC)	2.93%
MML International Equity Fund (Harris Associates L.P.)	3.06%
Invesco Oppenheimer V.I. International Growth Fund (Invesco Advisers, Inc.)	0.52%

– Emerging Markets Funds
MML Strategic Emerging Markets Fund (Invesco Advisers, Inc.)	0.28%
Fixed Income Funds	53.50%
– Global Bond Funds
Invesco Oppenheimer V.I. Global Strategic Income Fund (Invesco Advisers, Inc.)	1.87%
– High Yield Bond Funds
MML High Yield Fund (Barings LLC)	2.14%
– Inflation Managed Funds
MML Inflation-Protected and Income Fund (Barings LLC)	3.75%
– U.S. Core/Core Plus Bond Funds
MML Managed Bond Fund (Barings LLC)	18.95%
MML Total Return Bond Fund (Metropolitan West Asset Management, LLC)	10.30%
MML Dynamic Bond Fund (DoubleLine Capital LP)	11.94%
– U.S. Short-Term Bond Funds
MML Short Duration Bond Fund (Barings LLC)	4.55%
Note: Above allocations may not sum up to 100% due to rounding.
Through its investments in MML Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. A MML Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return, or to attempt to protect against adverse changes in currency exchange rates. A MML Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. A MML Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by a MML Underlying Fund may create investment leverage. A MML Underlying Fund may enter into repurchase agreement transactions. A MML Underlying Fund may invest in mortgage-backed or other asset-backed securities. A MML Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the MML Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the MML Underlying Funds.

The following information replaces similar information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance (page 13 of the Prospectus):
Allocation Risk The allocation of investments among the MML Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Fund’s net asset value when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. The limited universe of MML Underlying Funds and the requirement that a significant percentage of Fund assets be invested in mutual funds advised by MML Advisers as noted in “Principal Investment Strategies” may adversely affect Fund performance.
The following information replaces similar information for the Fund found in the section titled Additional Information Regarding Principal Risks (page 59 of the Prospectus):
Allocation Risk
The allocation of investments among the Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on a Fund’s net asset value when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. The limited universe of Underlying Funds and the requirement that a significant percentage of a Fund’s assets be invested in mutual funds advised by MML Advisers or Capital Research, as applicable, as noted in each fund of funds’ “Principal Investment Strategies” may adversely affect Fund performance.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L8086-19-03
BA-19-01

MML SERIES INVESTMENT FUND
MML Moderate Allocation Fund
(the “Fund”)
Supplement dated May 28, 2019 to the
Prospectus dated May 1, 2019 and the
Summary Prospectus dated May 1, 2019
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (pages 19 to 21 of the Prospectus):
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“MML Underlying Funds”) using an asset allocation strategy. MML Underlying Funds will include a combination of series of the MML Series Investment Fund and MML Series Investment Fund II (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), and may also include other, non-affiliated mutual funds. The MML Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. The Fund has a moderate asset allocation strategy (relative to the other MML Allocation Funds), with approximately 55% to 65% of its assets invested in equity funds and approximately 35% to 45% invested in fixed income funds, including money market funds. MML Advisers, the Fund’s investment adviser, will generally attempt to select MML Underlying Funds that it expects will provide an aggregate exposure to “junk” or “high yield” bonds (securities rated below investment grade by Moody’s or Standard & Poor’s, or unrated securities determined to be of comparable quality by the applicable adviser or subadviser), including securities in default, of not more than 10% of the Fund’s assets (although the Fund’s exposure may from time to time exceed that percentage).
The Fund will normally invest most of its assets in MML Underlying Funds advised by MML Advisers; the Fund will normally invest no more than 10% of its assets in mutual funds not advised by MML Advisers (referred to here as “non-affiliated” funds). MML Advisers will select MML Underlying Funds from among mutual funds advised by it even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as MML Underlying Funds. These conflicts of interest may result in a portfolio of MML Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers did not consider such factors or was not subject to such conflicts of interest. There may be circumstances where MML Advisers’ possession of non-public information regarding an MML Underlying Fund will limit the ability of the Fund to buy or sell shares in that MML Underlying Fund when it might otherwise do so, which might adversely affect the investment performance of the Fund.
The table below shows the Fund’s expected approximate allocation, on or about May 28, 2019, among various asset classes and MML Underlying Funds. MML Advisers does not intend to trade actively among MML Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of MML Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different MML Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to MML Underlying Funds may be affected by a variety of factors (such as, for example, whether a MML Underlying Fund is accepting additional investments). Actual allocations to MML Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the MML Underlying Funds is included in Appendix E of the Statement of Additional Information (“SAI”).

Equity Funds	56.50%
– U.S. Large Cap Equity Funds
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	3.48%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	3.85%
MML Focused Equity Fund (Wellington Management Company LLP)	5.34%
MML Fundamental Growth Fund (Wellington Management Company LLP)	1.86%
MML Fundamental Value Fund (Boston Partners Global Investors, Inc.)	3.48%
MML Income & Growth Fund (Barrow, Hanley, Mewhinney & Strauss, LLC)	3.98%
MML Large Cap Growth Fund (Loomis, Sayles & Company, L.P.)	1.12%
MML Equity Index Fund (Northern Trust Investments, Inc.)	0.24%
Invesco Oppenheimer V.I. Main Street Fund® (Invesco Advisers, Inc.)	1.49%
– U.S. Mid Cap Equity Funds
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	4.03%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	3.60%
MML Small/Mid Cap Value Fund (AllianceBernstein L.P.)	1.20%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Invesco Advisers, Inc.)	0.77%
– U.S. Small Cap Equity Funds
MML Small Cap Growth Equity Fund (Wellington Management Company LLP)	0.77%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	1.49%
– Global Developed Funds
MML Global Fund (Massachusetts Financial Services Company)	7.68%
Invesco Oppenheimer V.I. Global Fund (Invesco Advisers, Inc.)	1.93%
– International Developed Funds
MML Foreign Fund (Templeton Investment Counsel, LLC)	3.31%
MML International Equity Fund (Harris Associates L.P.)	3.45%
Invesco Oppenheimer V.I. International Growth Fund (Invesco Advisers, Inc.)	0.59%

– Emerging Markets Funds
MML Strategic Emerging Markets Fund (Invesco Advisers, Inc.)	2.83%
Fixed Income Funds	43.50%
– Global Bond Funds
Invesco Oppenheimer V.I. Global Strategic Income Fund (Invesco Advisers, Inc.)	1.52%
– High Yield Bond Funds
MML High Yield Fund (Barings LLC)	1.74%
– Inflation Managed Funds
MML Inflation-Protected and Income Fund (Barings LLC)	3.05%
– U.S. Core/Core Plus Bond Funds
MML Managed Bond Fund (Barings LLC)	15.41%
MML Total Return Bond Fund (Metropolitan West Asset Management, LLC)	8.37%
MML Dynamic Bond Fund (DoubleLine Capital LP)	9.71%
– U.S. Short-Term Bond Funds
MML Short Duration Bond Fund (Barings LLC)	3.70%
Note: Above allocations may not sum up to 100% due to rounding.
Through its investments in MML Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. A MML Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return, or to attempt to protect against adverse changes in currency exchange rates. A MML Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. A MML Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by a MML Underlying Fund may create investment leverage. A MML Underlying Fund may enter into repurchase agreement transactions. A MML Underlying Fund may invest in mortgage-backed or other asset-backed securities. A MML Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the MML Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the MML Underlying Funds.

The following information replaces similar information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance (page 21 of the Prospectus):
Allocation Risk The allocation of investments among the MML Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Fund’s net asset value when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. The limited universe of MML Underlying Funds and the requirement that a significant percentage of Fund assets be invested in mutual funds advised by MML Advisers as noted in “Principal Investment Strategies” may adversely affect Fund performance.
The following information replaces similar information for the Fund found in the section titled Additional Information Regarding Principal Risks (page 59 of the Prospectus):
Allocation Risk
The allocation of investments among the Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on a Fund’s net asset value when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. The limited universe of Underlying Funds and the requirement that a significant percentage of a Fund’s assets be invested in mutual funds advised by MML Advisers or Capital Research, as applicable, as noted in each fund of funds’ “Principal Investment Strategies” may adversely affect Fund performance.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L8086-19-04
MA-19-01

MML SERIES INVESTMENT FUND
MML Growth Allocation Fund
(the “Fund”)
Supplement dated May 28, 2019 to the
Prospectus dated May 1, 2019 and the
Summary Prospectus dated May 1, 2019
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (pages 27 to 29 of the Prospectus):
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“MML Underlying Funds”) using an asset allocation strategy. MML Underlying Funds will include a combination of series of the MML Series Investment Fund and MML Series Investment Fund II (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), and may also include other, non-affiliated mutual funds. The MML Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. The Fund has an asset allocation strategy that emphasizes the potential for growth (relative to the other MML Allocation Funds), with approximately 70% to 80% of its assets invested in equity funds and approximately 20% to 30% invested in fixed income funds, including money market funds.
The Fund will normally invest most of its assets in MML Underlying Funds advised by MML Advisers, the Fund’s investment adviser; the Fund will normally invest no more than 10% of its assets in mutual funds not advised by MML Advisers (referred to here as “non-affiliated” funds). MML Advisers will select MML Underlying Funds from among mutual funds advised by it even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as MML Underlying Funds. These conflicts of interest may result in a portfolio of MML Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers did not consider such factors or was not subject to such conflicts of interest. There may be circumstances where MML Advisers’ possession of non-public information regarding an MML Underlying Fund will limit the ability of the Fund to buy or sell shares in that MML Underlying Fund when it might otherwise do so, which might adversely affect the investment performance of the Fund.
The table below shows the Fund’s expected approximate allocation, on or about May 28, 2019, among various asset classes and MML Underlying Funds. MML Advisers does not intend to trade actively among MML Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of MML Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different MML Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to MML Underlying Funds may be affected by a variety of factors (such as, for example, whether a MML Underlying Fund is accepting additional investments). Actual allocations to MML Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the MML Underlying Funds is included in Appendix E of the Statement of Additional Information (“SAI”).

Equity Funds	71.50%
− U.S. Large Cap Equity Funds
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	4.35%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	4.82%
MML Focused Equity Fund (Wellington Management Company LLP)	6.69%
MML Fundamental Growth Fund (Wellington Management Company LLP)	2.33%
MML Fundamental Value Fund (Boston Partners Global Investors, Inc.)	4.35%
MML Income & Growth Fund (Barrow, Hanley, Mewhinney & Strauss, LLC)	4.98%
MML Large Cap Growth Fund (Loomis, Sayles & Company, L.P.)	1.40%
MML Equity Index Fund (Northern Trust Investments, Inc.)	0.30%
Invesco Oppenheimer V.I. Main Street Fund® (Invesco Advisers, Inc.)	1.87%
− U.S. Mid Cap Equity Funds
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	5.11%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	4.56%
MML Small/Mid Cap Value Fund (AllianceBernstein L.P.)	1.52%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Invesco Advisers, Inc.)	0.97%
− U.S. Small Cap Equity Funds
MML Small Cap Growth Equity Fund (Wellington Management Company LLP)	1.10%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	2.12%
− Global Developed Funds
MML Global Fund (Massachusetts Financial Services Company)	9.44%
Invesco Oppenheimer V.I. Global Fund (Invesco Advisers, Inc.)	2.36%
− International Developed Funds
MML Foreign Fund (Templeton Investment Counsel, LLC)	4.18%
MML International Equity Fund (Harris Associates L.P.)	4.37%
Invesco Oppenheimer V.I. International Growth Fund (Invesco Advisers, Inc.)	0.75%

− Emerging Markets Funds
MML Strategic Emerging Markets Fund (Invesco Advisers, Inc.)	3.93%
Fixed Income Funds	28.50%
− Global Bond Funds
Invesco Oppenheimer V.I. Global Strategic Income Fund (Invesco Advisers, Inc.)	1.00%
− High Yield Bond Funds
MML High Yield Fund (Barings LLC)	1.14%
− Inflation Managed Funds
MML Inflation-Protected and Income Fund (Barings LLC)	3.85%
− U.S. Core/Core Plus Bond Funds
MML Managed Bond Fund (Barings LLC)	9.24%
MML Total Return Bond Fund (Metropolitan West Asset Management, LLC)	5.02%
MML Dynamic Bond Fund (DoubleLine Capital LP)	5.83%
− U.S. Short-Term Bond Funds
MML Short Duration Bond Fund (Barings LLC)	2.42%
Note: Above allocations may not sum up to 100% due to rounding.
Through its investments in MML Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. A MML Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return, or to attempt to protect against adverse changes in currency exchange rates. A MML Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. A MML Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by a MML Underlying Fund may create investment leverage. A MML Underlying Fund may enter into repurchase agreement transactions. A MML Underlying Fund may invest in mortgage-backed or other asset-backed securities. A MML Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the MML Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the MML Underlying Funds.

The following information replaces similar information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance (page 29 of the Prospectus):
Allocation Risk The allocation of investments among the MML Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Fund’s net asset value when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. The limited universe of MML Underlying Funds and the requirement that a significant percentage of Fund assets be invested in mutual funds advised by MML Advisers as noted in “Principal Investment Strategies” may adversely affect Fund performance.
The following information replaces similar information for the Fund found in the section titled Additional Information Regarding Principal Risks (page 59 of the Prospectus):
Allocation Risk
The allocation of investments among the Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on a Fund’s net asset value when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. The limited universe of Underlying Funds and the requirement that a significant percentage of a Fund’s assets be invested in mutual funds advised by MML Advisers or Capital Research, as applicable, as noted in each fund of funds’ “Principal Investment Strategies” may adversely affect Fund performance.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L8086-19-05
GA-19-01

MML SERIES INVESTMENT FUND
MML Aggressive Allocation Fund
(the “Fund”)
Supplement dated May 28, 2019 to the
Prospectus dated May 1, 2019 and the
Summary Prospectus dated May 1, 2019
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (pages 35 to 37 of the Prospectus):
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“MML Underlying Funds”) using an asset allocation strategy. MML Underlying Funds will include a combination of series of the MML Series Investment Fund and MML Series Investment Fund II (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), and may also include other, non-affiliated mutual funds. The MML Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. The Fund has an aggressive asset allocation strategy (relative to the other MML Allocation Funds), with approximately 85% to 95% of its assets invested in equity funds and approximately 5% to 15% invested in fixed income funds, including money market funds.
The Fund will normally invest most of its assets in MML Underlying Funds advised by MML Advisers, the Fund’s investment adviser; the Fund will normally invest no more than 10% of its assets in mutual funds not advised by MML Advisers (referred to here as “non-affiliated” funds). MML Advisers will select MML Underlying Funds from among mutual funds advised by it even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as MML Underlying Funds. These conflicts of interest may result in a portfolio of MML Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers did not consider such factors or was not subject to such conflicts of interest. There may be circumstances where MML Advisers’ possession of non-public information regarding an MML Underlying Fund will limit the ability of the Fund to buy or sell shares in that MML Underlying Fund when it might otherwise do so, which might adversely affect the investment performance of the Fund.
The table below shows the Fund’s expected approximate allocation, on or about May 28, 2019, among various asset classes and MML Underlying Funds. MML Advisers does not intend to trade actively among MML Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of MML Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different MML Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to MML Underlying Funds may be affected by a variety of factors (such as, for example, whether a MML Underlying Fund is accepting additional investments). Actual allocations to MML Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the MML Underlying Funds is included in Appendix E of the Statement of Additional Information (“SAI”).

Equity Funds	86.50%
– U.S. Large Cap Equity Funds
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	5.21%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	5.77%
MML Focused Equity Fund (Wellington Management Company LLP)	8.00%
MML Fundamental Growth Fund (Wellington Management Company LLP)	2.79%
MML Fundamental Value Fund (Boston Partners Global Investors, Inc.)	5.21%
MML Income & Growth Fund (Barrow, Hanley, Mewhinney & Strauss, LLC)	5.95%
MML Large Cap Growth Fund (Loomis, Sayles & Company, L.P.)	1.67%
MML Equity Index Fund (Northern Trust Investments, Inc.)	0.35%
Invesco Oppenheimer V.I. Main Street Fund® (Invesco Advisers, Inc.)	2.23%
– U.S. Mid Cap Equity Funds
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	6.18%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	5.51%
MML Small/Mid Cap Value Fund (AllianceBernstein L.P.)	1.84%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Invesco Advisers, Inc.)	1.18%
– U.S. Small Cap Equity Funds
MML Small Cap Growth Equity Fund (Wellington Management Company LLP)	1.32%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	2.57%
– Global Developed Funds
MML Global Fund (Massachusetts Financial Services Company)	11.42%
Invesco Oppenheimer V.I. Global Fund (Invesco Advisers, Inc.)	2.85%
– International Developed Funds
MML Foreign Fund (Templeton Investment Counsel, LLC)	5.06%
MML International Equity Fund (Harris Associates L.P.)	5.29%
Invesco Oppenheimer V.I. International Growth Fund (Invesco Advisers, Inc.)	0.90%

– Emerging Markets Funds
MML Strategic Emerging Markets Fund (Invesco Advisers, Inc.)	5.19%
Fixed Income Funds	13.50%
– Global Bond Funds
Invesco Oppenheimer V.I. Global Strategic Income Fund (Invesco Advisers, Inc.)	0.47%
– High Yield Bond Funds
MML High Yield Fund (Barings LLC)	0.54%
– Inflation Managed Funds
MML Inflation-Protected and Income Fund (Barings LLC)	2.16%
– U.S. Core/Core Plus Bond Funds
MML Managed Bond Fund (Barings LLC)	4.23%
MML Total Return Bond Fund (Metropolitan West Asset Management, LLC)	2.29%
MML Dynamic Bond Fund (DoubleLine Capital LP)	2.66%
– U.S. Short-Term Bond Funds
MML Short Duration Bond Fund (Barings LLC)	1.15%
Note: Above allocations may not sum up to 100% due to rounding.
Through its investments in MML Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. A MML Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return, or to attempt to protect against adverse changes in currency exchange rates. A MML Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. A MML Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by a MML Underlying Fund may create investment leverage. A MML Underlying Fund may enter into repurchase agreement transactions. A MML Underlying Fund may invest in mortgage-backed or other asset-backed securities. A MML Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the MML Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the MML Underlying Funds.

The following information replaces similar information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance (page 37 of the Prospectus):
Allocation Risk The allocation of investments among the MML Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Fund’s net asset value when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. The limited universe of MML Underlying Funds and the requirement that a significant percentage of Fund assets be invested in mutual funds advised by MML Advisers as noted in “Principal Investment Strategies” may adversely affect Fund performance.
The following information replaces similar information for the Fund found in the section titled Additional Information Regarding Principal Risks (page 59 of the Prospectus):
Allocation Risk
The allocation of investments among the Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on a Fund’s net asset value when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. The limited universe of Underlying Funds and the requirement that a significant percentage of a Fund’s assets be invested in mutual funds advised by MML Advisers or Capital Research, as applicable, as noted in each fund of funds’ “Principal Investment Strategies” may adversely affect Fund performance.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L8086-19-06
AA-19-01

MML SERIES INVESTMENT FUND
MML Conservative Allocation Fund
MML Balanced Allocation Fund
MML Moderate Allocation Fund
MML Growth Allocation Fund
MML Aggressive Allocation Fund
(the “Funds”)
Supplement dated May 28, 2019 to the
Statement of Additional Information dated May 1, 2019
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.
The following information replaces similar information for each of the Funds found under the heading “MML Allocation Funds” on pages B-3 to B-4 in the section titled Additional Investment Policies:
Each of the MML Conservative Allocation, MML Balanced Allocation, MML Moderate Allocation, MML Growth Allocation, and MML Aggressive Allocation seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds sponsored by MassMutual or non-affiliates (“MML Underlying Funds”)1 using an asset allocation strategy. MML Underlying Funds may purchase various securities and investment related instruments and make use of various investment techniques, including, but not limited to, those described below.
The following information replaces similar information for each of the Funds in the footnote found on page B-4 in the section titled Additional Investment Policies:
1MML Underlying Funds can include series of the MML Series Investment Fund and MML Series Investment Fund II (advised by MML Advisers, a wholly-owned subsidiary of MassMutual), as well as non-affiliated mutual funds (mutual funds not advised by MML Advisers).
The following changes are effective for each of the Funds in the section titled Appendix E: Description of MML Underlying Funds beginning on page B-137:
References to OppenheimerFunds, Inc. as a subadviser for MML Strategic Emerging Markets Fund are hereby replaced by “Invesco Advisers, Inc.”
The Principal Investment Strategies for the MML Strategic Emerging Markets Fund remain the same.
The information for the Oppenheimer Main Street Fund/VA is replaced by the following:
Invesco Oppenheimer V.I. Main Street Fund®
Advised by: Invesco Advisers, Inc.
(MML Underlying Fund for: MML Conservative Allocation, MML Balanced Allocation, MML Moderate Allocation, MML Growth Allocation, and MML Aggressive Allocation)
Investment Objective
The Fund’s investment objective is to seek capital appreciation.
Principal Investment Strategies
The Fund mainly invests in common stocks of U.S. companies of different capitalization ranges. The Fund currently focuses on “larger capitalization” issuers, which are considered to be companies with market capitalizations equal to the companies in the Russell 1000 Index. The portfolio managers use fundamental research to select securities for the Fund’s portfolio, which is comprised of both growth and value stocks. While the process may change over time or vary in particular cases, in general the selection process currently uses a fundamental approach in analyzing issuers on factors such as a company’s financial performance, company strength and prospects, industry position, and business model and management strength. Industry outlook, market trends and general economic conditions may also be considered.

The information for the Oppenheimer Discovery Mid Cap Growth Fund/VA is replaced by the following:
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
Advised by: Invesco Advisers, Inc.
(MML Underlying Fund for: MML Conservative Allocation, MML Balanced Allocation, MML Moderate Allocation, MML Growth Allocation, and MML Aggressive Allocation)
Investment Objective
The Fund’s investment objective is to seek capital appreciation.
Principal Investment Strategies
The Fund mainly invests in common stocks of U.S. companies that the portfolio managers expect to have above-average growth rates. The Fund seeks to invest in newer companies or in more established companies that are in the early growth phase of their business cycle, which is typically marked by above-average growth rates. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of  “mid-cap” issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund defines mid-cap issuers as those issuers that are within the range of market capitalizations of the Russell Midcap® Growth Index. This range is subject to change at any time due to market activity or changes in the composition of that index. The range of the Russell Midcap Growth Index is reconstituted annually to preserve its capitalization characteristics. The Fund may invest up to 20% of its net assets in companies in other market capitalization ranges. The Fund measures a company’s capitalization at the time the Fund buys a security, and is not required to sell a security if the issuer’s capitalization moves outside of the Fund’s definition of mid-cap issuers. The Fund invests primarily in U.S. companies but may also purchase securities of issuers in any country, including developed countries and emerging markets. The Fund has no limits on the amount of its assets that can be invested in foreign securities.
The information for the Oppenheimer Global Fund/VA is replaced by the following:
Invesco Oppenheimer V.I. Global Fund
Advised by: Invesco Advisers, Inc.
(MML Underlying Fund for: MML Conservative Allocation, MML Balanced Allocation, MML Moderate Allocation, MML Growth Allocation, and MML Aggressive Allocation)
Investment Objective
The Fund’s investment objective is to seek capital appreciation.
Principal Investment Strategies
The Fund invests mainly in common stock of U.S. and foreign companies. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets. However, the Fund currently emphasizes its investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular market capitalization range, but primarily invests in mid- and large-cap companies. Under normal market conditions, the Fund will invest in at least three different countries (one of which may be the United States). Typically, the Fund invests in a number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries.
The information for the Oppenheimer International Growth Fund/VA is replaced by the following:
Invesco Oppenheimer V.I. International Growth Fund
Advised by: Invesco Advisers, Inc.

(MML Underlying Fund for: MML Conservative Allocation, MML Balanced Allocation, MML Moderate Allocation, MML Growth Allocation, and MML Aggressive Allocation)
Investment Objective
The Fund’s investment objective is to seek capital appreciation.
Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of issuers that are domiciled or that have their primary operations in at least three different countries outside of the United States and may invest 100% of its total assets in foreign companies. The Fund mainly invests in “growth companies,” which are companies whose earnings and stock prices are expected to increase at a faster rate than the overall market. The Fund may invest up to 25% of its total assets in emerging markets.
The information for the Oppenheimer Global Strategic Income Fund/VA is replaced by the following:
Invesco Oppenheimer V.I. Global Strategic Income Fund
Advised by: Invesco Advisers, Inc.
(MML Underlying Fund for: MML Conservative Allocation, MML Balanced Allocation, MML Moderate Allocation, MML Growth Allocation, and MML Aggressive Allocation)
Investment Objective
The Fund’s investment objective is to seek total return.
Principal Investment Strategies
The Fund invests mainly in debt securities in three market sectors: Foreign governments and issuers, U.S. government securities, and lower-grade, high-yield securities of U.S. and foreign issuers (commonly referred to as “junk bonds”). A debt security is a security representing money borrowed by the issuer that must be repaid. The terms of a debt security specify the amount of principal, the interest rate or discount, and the time or times at which payments are due. Under normal market conditions, the Fund invests in each of the three market sectors. However, the Fund is not required to invest in all three sectors at all times, and the amount of its assets in each of the three sectors will vary over time. The Fund can invest up to 100% of its assets in any one sector at any time, if the Fund’s portfolio managers believe that it offers the best investment opportunity. Under normal market conditions, the Fund will invest a substantial portion of its assets in a number of different countries, including the U.S. The Fund is not required to allocate its investments in any set percentages in any particular countries. The Fund may also invest in securities outside of these three market sectors.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI L8086-19-01